VALUE ADDED TAX RECEIVABLE (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Value Added Tax Receivable
Value added tax receivable	$ 2,267,926	$ 2,211,980	$ 2,240,487